Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 20, 2024	Oct. 31, 2023	Oct. 31, 2022	Nov. 15, 2021
C000231762
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Blockchain & Bitcoin Strategy ETF
Account Value	$ 6,982									$ 3,294	$ 2,360	$ 10,000
C000245376
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Bitcoin Trend Strategy ETF
Account Value	$ 7,940	$ 7,338	$ 7,146	$ 8,336	$ 8,367	$ 8,964	$ 8,568	$ 10,637	$ 10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 12,757									9,243	8,392	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 11,007	11,108	10,875	10,618	10,490	10,127	9,648	10,059	10,000
Coin Metrics Bitcoin Coin Index (CMBIBTC)
Account Value [Line Items]
Line Graph and Table Measure Name	Coin Metrics Bitcoin Coin Index (CMBIBTC)
Account Value	$ 11,000									$ 5,395	$ 3,190	$ 10,000
CoinDesk Bitcoin Trend Indicator Futures Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	CoinDesk Bitcoin Trend Indicator Futures Index (TR) (USD)
Account Value	$ 8,430	$ 7,773	$ 7,374	$ 8,559	$ 8,523	$ 9,333	$ 9,236	$ 10,858	$ 10,000